Trade Receivables and Other Assets - Disclosure of detailed information about receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 16,920	$ 18,950
Less: current portion	(13,982)	(7,743)
Non-current portion	2,938	11,207
Royalty revenue receivable
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	5,919	4,028
Refundable taxes
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	254	1,093
Recoverable royalty generation expenditures and advances
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	815	894
Deferred compensation
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	9,251	11,572	$ 12,216
Less: current portion	(6,562)
Non-current portion	2,689
Reclamation bonds
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	250	295
Prepaid expenses, deposits and other
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 431	$ 1,068